UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—August 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2023
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	16
Trustees Approve Advisory Arrangements	36

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2023
	Beginning Account Value 2/28/2023	Ending Account Value 8/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,025.70	$0.03
Municipal Cash Management Fund	1,000.00	1,016.30	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,025.18	$0.03
Municipal Cash Management Fund	1,000.00	1,025.16	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	62.9%
8 - 30 Days	13.6
31 - 60 Days	19.4
61 - 90 Days	4.1

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (51.1%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.325%	9/1/23	67,201	67,199
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	21,483	21,483
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	20,768	20,774
	Federal Home Loan Banks Discount Notes	5.386%	9/1/23	165,000	164,976
	Federal Home Loan Banks Discount Notes	5.300%	9/6/23	1,650,000	1,648,792
	Federal Home Loan Banks Discount Notes	5.041%	9/7/23	500,000	499,561
	Federal Home Loan Banks Discount Notes	5.386%	9/8/23	255,000	254,739
	Federal Home Loan Banks Discount Notes	5.340%	9/11/23	200,000	199,707
	Federal Home Loan Banks Discount Notes	5.341%	9/12/23	300,000	299,516
	Federal Home Loan Banks Discount Notes	5.156%	9/15/23	100,000	99,795
	Federal Home Loan Banks Discount Notes	5.345%	9/18/23	500,000	498,754
	Federal Home Loan Banks Discount Notes	5.399%	9/19/23	1,386,080	1,382,422
	Federal Home Loan Banks Discount Notes	5.257%	9/20/23	875,000	872,562
	Federal Home Loan Banks Discount Notes	5.293%	9/22/23	581,112	579,323
	Federal Home Loan Banks Discount Notes	5.027%–5.344%	9/25/23	700,000	697,537
	Federal Home Loan Banks Discount Notes	5.264%	9/27/23	213,000	212,188
	Federal Home Loan Banks Discount Notes	5.342%	9/29/23	19,000	18,922
	Federal Home Loan Banks Discount Notes	5.346%	10/3/23	21,206	21,106
	Federal Home Loan Banks Discount Notes	5.228%–5.342%	10/4/23	245,025	243,840
	Federal Home Loan Banks Discount Notes	5.284%–5.387%	10/6/23	562,500	559,614
	Federal Home Loan Banks Discount Notes	4.289%	10/10/23	500,000	497,141
	Federal Home Loan Banks Discount Notes	5.301%–5.392%	10/11/23	488,860	485,993
	Federal Home Loan Banks Discount Notes	4.609%	10/12/23	300,000	298,197
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	10/13/23	195,071	193,870
	Federal Home Loan Banks Discount Notes	5.314%	10/16/23	132,000	131,131
	Federal Home Loan Banks Discount Notes	5.307%–5.332%	10/18/23	693,286	688,518
	Federal Home Loan Banks Discount Notes	5.308%–5.418%	10/20/23	1,040,486	1,033,026
	Federal Home Loan Banks Discount Notes	5.313%–5.436%	10/25/23	537,600	533,352
	Federal Home Loan Banks Discount Notes	5.308%–5.372%	10/27/23	221,704	219,887
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	479,400	479,389
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	382,100	382,096
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	172,700	172,699
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	139,200	139,197
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	101,900	101,898
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	618,980	619,068
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	489,000	488,998
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	401,500	401,494
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	316,500	316,495
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	258,000	257,999
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	198,000	197,998
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	198,000	197,998
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	189,390	189,388

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	188,480	188,479
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	122,420	122,421
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	67,200	67,199
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	575,985	575,989
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	376,900	376,957
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	361,085	361,088
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	122,415	122,432
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	101,900	101,916
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	87,400	87,413
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	618,600	618,753
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	94,875	94,902
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	73,080	73,098
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	9/1/23	199,300	199,338
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	468,000	468,093
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	199,300	199,368
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	159,000	159,001
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	100,000	100,001
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	95,855	95,889
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	91,500	91,525
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	401,700	401,715
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	208,500	208,510
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	231,000	231,022
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	171,000	171,017
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	140,600	140,615
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	14,140	14,140
[2]	Federal Home Loan Banks, SOFR + 0.095%	5.395%	9/1/23	9,270	9,270
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.420%	9/1/23	9,270	9,276
	United States Treasury Bill	4.561%–4.960%	9/1/23	1,783,250	1,774,865
	United States Treasury Bill	4.965%	9/1/23	1,504,911	1,492,420
	United States Treasury Bill	4.557%–4.880%	9/5/23	1,700,000	1,699,006
	United States Treasury Bill	5.137%–5.152%	9/7/23	655,500	654,920
	United States Treasury Bill	4.561%–4.908%	9/12/23	1,600,000	1,597,421
	United States Treasury Bill	4.932%–5.007%	9/19/23	1,402,950	1,399,243
	United States Treasury Bill	4.565%–5.185%	9/26/23	500,000	498,165
	United States Treasury Bill	5.147%–5.163%	9/28/23	1,021,063	1,017,012
	United States Treasury Bill	5.049%–5.154%	10/12/23	1,500,000	1,490,946
	United States Treasury Bill	4.955%–5.074%	10/17/23	719,173	714,312
	United States Treasury Bill	4.965%–4.969%	10/24/23	755,612	749,738
	United States Treasury Bill	5.250%	10/26/23	1,688,000	1,674,319
	United States Treasury Bill	5.012%	11/2/23	1,750,000	1,734,026
	United States Treasury Bill	5.157%	11/7/23	812,000	804,013
	United States Treasury Bill	5.001%	11/9/23	500,000	494,926
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.338%	9/1/23	66,924	66,896
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.450%	9/1/23	400,000	400,187
Total U.S. Government and Agency Obligations (Cost $39,944,085)					39,940,484
Certificates of Deposit (12.2%)
	Bank of America NA	5.330%	9/7/23	250,000	250,001
	Bank of America NA	5.490%	10/2/23	400,000	400,026
	Canadian Imperial Bank of Commerce	5.310%	9/1/23	1,000,000	1,000,000
	Citibank NA	5.520%	10/27/23	200,000	199,939
	Credit Agricole Corporate and Investment Bank SA	5.320%	9/1/23	517,000	517,001
	Credit Agricole Corporate and Investment Bank SA	5.320%	9/6/23	251,000	251,001
	Credit Agricole Corporate and Investment Bank SA	5.530%	10/10/23	300,000	299,989
	Credit Agricole Corporate and Investment Bank SA	5.530%	10/18/23	100,000	100,007
	Credit Agricole Corporate and Investment Bank SA	5.545%	11/1/23	333,000	333,004
	Landesbank Baden Wuerttemberg	5.420%	10/4/23	500,000	500,019
	Landesbank Baden Wuerttemberg	5.415%	10/5/23	182,000	182,006

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Landesbank Baden-Wuerttemberg	5.340%	9/1/23	543,000	543,001
	Landesbank Baden-Wuerttemberg	5.330%	9/5/23	319,000	319,001
	Landesbank Hessen-Thueringen Girozentrale	5.330%	9/5/23	566,000	566,002
	Landesbank Hessen-Thueringen Girozentrale	5.330%	9/6/23	402,000	402,002
	Landesbank Hessen-Thueringen Girozentrale	5.330%	9/7/23	398,000	398,002
	Landesbank Hessen-Thueringen Girozentrale	5.340%	9/8/23	138,000	138,001
	Mitsubishi Trust and Banking Corp.	5.330%	9/1/23	298,000	298,000
	Mitsubishi Trust and Banking Corp.	5.330%	9/5/23	839,000	839,004
	Mitsubishi Trust and Banking Corp.	5.330%	9/6/23	369,000	369,002
	Natixis SA	5.350%	9/15/23	250,000	249,982
	Nordea Bank ABP	5.515%	10/16/23	400,000	400,022
	Skandinaviska Enskilda Banken AB	5.310%	9/6/23	1,000,000	1,000,002
Total Certificates of Deposit (Cost $9,554,977)					9,555,014
Commercial Paper (9.1%)
[3]	Bank of Montreal	5.626%	10/23/23	100,000	99,191
	Bank of Montreal	5.618%	10/25/23	300,000	297,480
[3]	Barclays Bank UK plc	5.399%	9/1/23	237,000	236,964
[3]	Barclays Bank UK plc	5.415%	9/12/23	835,000	833,494
[3]	Barclays Bank UK plc	5.415%	9/13/23	147,000	146,713
[3]	Barclays Bank UK plc	5.415%	9/14/23	300,000	299,369
	Bayerische Landesbank	5.524%	10/2/23	520,000	517,467
	Bayerische Landesbank	5.524%	10/3/23	600,000	596,985
	Bayerische Landesbank	5.524%	10/4/23	200,000	198,964
[3]	BNG Bank NV	4.818%	9/1/23	550,000	549,917
[3]	BNG Bank NV	5.119%	10/2/23	200,000	199,036
[3]	BNG Bank NV	4.893%	10/3/23	350,000	348,259
[3]	BNG Bank NV	4.908%–5.306%	10/4/23	450,000	447,694
[3]	BNG Bank NV	4.670%	10/5/23	400,000	397,917
[3]	BNP Paribas SA	5.385%	9/1/23	250,000	249,963
[3]	DBS Bank Ltd.	5.533%	10/12/23	200,000	198,734
[3]	DBS Bank Ltd.	5.563%	10/27/23	200,000	198,281
[3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank NY	5.379%	9/1/23	378,500	378,445
	ING US Funding LLC	5.589%	10/26/23	49,750	49,322
[3]	National Bank of Canada	5.567%	10/13/23	400,000	397,391
	Natixis SA	5.654%	10/10/23	300,000	298,177
[3]	United Overseas Bank Ltd.	5.444%	10/30/23	200,000	198,148
Total Commercial Paper (Cost $7,139,459)					7,137,911
Repurchase Agreement (24.0%)
	Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $18,794,767,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/24–1/15/26, and United States Treasury Note/Bond 0.125%–4.625%, 10/15/23–5/15/51, with a value of $18,794,767,000) (Cost $18,792,000)	5.300%	9/1/23	18,792,000	18,792,000
Taxable Municipal Bonds (0.1%)
[4]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	5.520%	9/7/23	16,000	16,000
[4]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	5.520%	9/7/23	16,000	16,000
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	5.520%	9/7/23	16,000	16,000
Total Taxable Municipal Bonds (Cost $48,000)					48,000
Time Deposits (9.4%)
	Australia and New Zealand Banking Group Ltd.	5.330%	9/1/23	200,000	200,000
	BNP Paribas SA	5.310%	9/1/23	95,000	95,000

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BNP Paribas SA	5.310%	9/1/23	185,000	185,000
	Canadian Imperial Bank of Commerce	5.310%	9/1/23	200,000	200,000
	Cooperatieve Rabobank UA	5.300%	9/1/23	750,000	750,000
	Credit Industriel ET Commercial SA	5.340%	9/1/23	229,000	229,000
	Credit Industriel ET Commercial SA	5.340%	9/1/23	455,000	455,000
	Credit Industriel ET Commercial SA	5.340%	9/6/23	530,000	530,000
	Credit Industriel ET Commercial SA	5.340%	9/7/23	311,000	311,000
	DNB Bank ASA	5.300%	9/1/23	750,000	750,000
	ING Bank NV	5.320%	9/1/23	301,000	301,000
	ING Bank NV	5.320%	9/6/23	485,000	485,000
	ING Bank NV	5.320%	9/7/23	690,000	690,000
	National Bank of Canada	5.310%	9/7/23	250,000	250,000
	Royal Bank of Canada	5.310%	9/1/23	500,000	500,000
	Royal Bank of Canada	5.310%	9/1/23	628,165	628,165
	Svenska Handelsbanken AB	5.300%	9/1/23	750,000	750,000
Total Time Deposits (Cost $7,309,165)					7,309,165
				Shares
Money Market Fund (0.0%)
[5]	Vanguard Municipal Cash Management Fund (Cost $1)	4.332%		14	1
Total Investments (105.9%) (Cost $82,787,687)					82,782,575
Other Assets and Liabilities—Net (-5.9%)					(4,592,517)
Net Assets (100%)					78,190,058
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At August 31, 2023, the aggregate value of these securities was $5,179,516,000, representing 6.6% of net assets.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $48,000,000, representing 0.1% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $63,995,686)	63,990,574
Affiliated Issuers (Cost $1)	1
Repurchase Agreements (Cost $18,792,000)	18,792,000
Total Investments in Securities	82,782,575
Receivables for Accrued Income	90,254
Total Assets	82,872,829
Liabilities
Payables for Investment Securities Purchased	4,682,605
Payables to Vanguard	166
Total Liabilities	4,682,771
Net Assets	78,190,058
At August 31, 2023, net assets consisted of:

Paid-in Capital	78,194,451
Total Distributable Earnings (Loss)	(4,393)
Net Assets	78,190,058

Net Assets
Applicable to 782,003,222 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,190,058
Net Asset Value Per Share	$99.99

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest[1]	3,584,375
Total Income	3,584,375
Expenses
The Vanguard Group—Note B
Management and Administrative	4,072
Total Expenses	4,072
Net Investment Income	3,580,303
Realized Net Gain (Loss) on Investment Securities Sold[1]	468
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	13,169
Net Increase (Decrease) in Net Assets Resulting from Operations	3,593,940
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,580,303	501,969
Realized Net Gain (Loss)	468	129
Change in Unrealized Appreciation (Depreciation)	13,169	(21,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,593,940	480,152
Distributions
Total Distributions	(3,580,181)	(504,353)
Capital Share Transactions
Issued	696,911,257	793,345,578
Issued in Lieu of Cash Distributions	3,579,484	504,099
Redeemed	(712,164,095)	(808,986,762)
Net Increase (Decrease) from Capital Share Transactions	(11,673,354)	(15,137,085)
Total Increase (Decrease)	(11,659,595)	(15,161,286)
Net Assets
Beginning of Period	89,849,653	105,010,939
End of Period	78,190,058	89,849,653

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$99.97	$100.00	$100.00	$100.01	$100.02
Investment Operations
Net Investment Income	4.393	.580	.090	1.205	2.440
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.028)	—	(.010)	(.010)
Total from Investment Operations	4.413	.552	.090	1.195	2.430
Distributions
Dividends from Net Investment Income	(4.393)	(.580)	(.090)	(1.205)	(2.440)
Distributions from Realized Capital Gains	(.000)[1]	(.002)	—	—	—
Total Distributions	(4.393)	(.582)	(.090)	(1.205)	(2.440)
Net Asset Value, End of Period	$99.99	$99.97	$100.00	$100.00	$100.01
Total Return	4.50%	0.55%	0.09%	1.20%	2.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,190	$89,850	$105,011	$93,626	$59,220
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	4.40%	0.53%	0.09%	1.09%	2.44%
1	Distribution was less than $0.001 per share.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
In July 2023, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations. Most notably, these amendments require institutional prime and institutional tax-exempt money market funds to adopt a mandatory liquidity fee framework. The fund has already implemented certain requirements from the new rules that became effective in October 2023 and the impact was not material to the fund’s financial position or results of operations. The fund is evaluating the impact of the remaining requirements on its operations and financial statement disclosures; these requirements have compliance dates through October 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Market Liquidity Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Market Liquidity Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued based on Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	713
Undistributed Long-Term Gains	6
Net Unrealized Gains (Losses)	(5,112)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(4,393)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	3,580,181	504,353
Long-Term Capital Gains	—	—
Total	3,580,181	504,353
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	82,787,687
Gross Unrealized Appreciation	1,114
Gross Unrealized Depreciation	(6,226)
Net Unrealized Appreciation (Depreciation)	(5,112)

Market Liquidity Fund
E.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2023 Shares (000)	2022 Shares (000)

Issued	6,970,083	7,934,532
Issued in Lieu of Cash Distributions	35,799	5,042
Redeemed	(7,122,653)	(8,090,943)
Net Increase (Decrease) in Shares Outstanding	(116,771)	(151,369)
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of August 31, 2023
New York	13.4%
Texas	12.1
Pennsylvania	7.1
Ohio	7.0
Florida	6.2
Illinois	4.9
California	4.8
District of Columbia	4.2
Tennessee	4.0
Mississippi	3.6
Missouri	3.4
Alaska	2.6
Connecticut	2.0
Virginia	1.9
Louisiana	1.9
Colorado	1.8
Indiana	1.8
Wisconsin	1.7
Maryland	1.6
New Hampshire	1.6
Multiple States	1.4
Washington	1.3
New Jersey	1.3
Nevada	1.2
Nebraska	1.2
Georgia	1.0
North Carolina	1.0
Other	4.0

Municipal Cash Management Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (104.1%)
Alaska (2.7%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.000%	9/7/23	14,555	14,555
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.000%	9/7/23	49,770	49,770
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	24,645	24,645
					88,970
California (5.0%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	4.090%	9/7/23	8,000	8,000
[1]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.150%	9/1/23	35,000	35,000
[1]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	9/1/23	30,485	30,485
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.090%	9/7/23	66,500	66,500
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.090%	9/7/23	8,000	8,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.100%	9/7/23	17,000	17,000
[1]	University of California College & University Revenue TOB VRDO	4.090%	9/7/23	3,000	3,000
					167,985
Colorado (1.8%)
[1]	Aurora CO Sewer Revenue TOB VRDO	4.150%	9/1/23	3,595	3,595
[1,2]	Board of Governors of Colorado State University System College & University Revenue TOB VRDO	4.090%	9/7/23	8,100	8,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/1/23	18,700	18,700
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/7/23	15,000	15,000
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/7/23	11,850	11,850
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	4,005	4,005
					61,250
Connecticut (2.0%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.940%	9/7/23	15,000	15,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.010%	9/7/23	35,000	35,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	11,390	11,390
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	6,525	6,525
					67,915
District of Columbia (4.3%)
[1,2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.170%	9/1/23	33,500	33,500
[2]	District of Columbia Miscellaneous Revenue VRDO	4.040%	9/7/23	71,880	71,880
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB VRDO	4.240%	9/1/23	19,165	19,165
[1,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	4.080%	9/7/23	12,400	12,400
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue TOB VRDO	4.090%	9/7/23	7,500	7,500
					144,445
Florida (6.4%)
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	33,715	33,715
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	25,325	25,325
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	3.930%	9/1/23	24,065	24,065
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.140%	9/7/23	5,000	5,000
[1,2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/1/23	85,190	85,190
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.060%	9/7/23	1,100	1,100
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.140%	9/7/23	19,850	19,850
[1]	Orange County FL School Board Lease (Renewal) COP TOB VRDO	4.120%	9/7/23	7,500	7,500
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	4.150%	9/1/23	13,670	13,670
					215,415
Georgia (1.0%)
[1]	Georgia GO TOB VRDO	4.080%	9/7/23	9,375	9,375
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	4.200%	9/7/23	22,770	22,770
	Private Colleges & Universities Authority College & University Revenue VRDO	4.000%	9/7/23	2,700	2,700
					34,845
Hawaii (0.2%)
[2]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	4.120%	9/7/23	7,450	7,450
Illinois (5.1%)
[2]	Aurora IL College & University Revenue VRDO	4.070%	9/7/23	5,000	5,000
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.950%	9/7/23	27,200	27,200
[2]	Illinois Development Finance Authority Private Schools Revenue VRDO	3.950%	9/7/23	2,800	2,800
	Illinois Finance Authority College & University Revenue VRDO	3.800%	9/7/23	27,925	27,925
	Illinois Finance Authority College & University Revenue VRDO	4.000%	9/7/23	39,444	39,444
	Illinois Finance Authority College & University Revenue VRDO	4.050%	9/7/23	25,762	25,762
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/1/23	4,255	4,255

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.930%	9/1/23	5,750	5,750
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	4.000%	9/7/23	15,700	15,700
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.110%	9/7/23	15,515	15,515
					169,351
Indiana (1.9%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	9/1/23	19,000	19,000
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.100%	9/7/23	27,840	27,840
[2]	Indiana Finance Authority Industrial Revenue VRDO	4.250%	9/7/23	8,340	8,340
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	4.200%	9/1/23	8,050	8,050
					63,230
Iowa (0.4%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	4.030%	9/7/23	4,500	4,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	4.200%	9/1/23	10,000	10,000
					14,500
Louisiana (2.0%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.900%	9/1/23	39,990	39,990
[2]	Louisiana Gasoline & Fuels Tax Revenue VRDO	3.930%	9/1/23	27,125	27,125
					67,115
Maryland (1.7%)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	4.050%	9/7/23	33,915	33,915
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	21,595	21,595
					55,510
Massachusetts (0.7%)
[1,3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	4.080%	9/7/23	9,900	9,900
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.850%	9/7/23	12,400	12,400
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	4.150%	9/7/23	1,250	1,250
					23,550
Michigan (0.6%)
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/1/23	1,700	1,700
[2]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	3.950%	9/1/23	4,000	4,000
	University of Michigan College & University Revenue VRDO	3.760%	9/1/23	300	300
	University of Michigan CP	3.400%	9/6/23	15,250	15,249
					21,249
Mississippi (3.8%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.800%	9/1/23	5,770	5,770
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.900%	9/1/23	34,700	34,700

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	4.080%	9/7/23	7,150	7,150
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	9/1/23	18,535	18,535
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	9/1/23	10,800	10,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	4.000%	9/1/23	4,800	4,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	4.000%	9/1/23	1,645	1,645
	Mississippi Business Finance Corp. Industrial Revenue VRDO	4.080%	9/7/23	7,530	7,530
	Mississippi Business Finance Corp. Industrial Revenue VRDO	4.080%	9/7/23	25,415	25,415
[1,2]	Mississippi Hospital Equipment & Facilities Authority Hospital Revenue TOB VRDO	4.050%	9/1/23	10,120	10,120
					126,465
Missouri (3.6%)
	Missouri Development Finance Board Miscellaneous Revenue VRDO	4.200%	9/1/23	40,345	40,345
	Missouri Development Finance Board Recreational Revenue VRDO	4.200%	9/1/23	10,000	10,000
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	4.200%	9/1/23	18,000	18,000
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	9/7/23	2,360	2,360
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/1/23	4,100	4,100
	University of Missouri College & University Revenue VRDO	3.950%	9/7/23	43,960	43,960
					118,765
Multiple States (1.5%)
[1,5]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	4.080%	9/7/23	8,480	8,480
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.120%	9/7/23	28,300	28,300
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.120%	9/7/23	3,000	3,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.110%	9/7/23	10,000	10,000
					49,780
Nebraska (1.3%)
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.150%	9/1/23	9,465	9,465
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.900%	9/7/23	16,800	16,800
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	4.150%	9/1/23	7,500	7,500
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	4.170%	9/1/23	9,260	9,260
					43,025
Nevada (1.3%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	4.130%	9/7/23	11,300	11,300
[1]	Clark County NV GO TOB VRDO	4.300%	9/1/23	14,060	14,060
[1]	Clark County NV GO TOB VRDO	4.090%	9/7/23	1,400	1,400
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	4.090%	9/7/23	16,440	16,440
					43,200
New Hampshire (1.7%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	3.800%	9/1/23	55,460	55,460
New Jersey (1.3%)
	New Jersey Educational Facilities Authority College & University Revenue VRDO	4.000%	9/7/23	4,200	4,200

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.090%	9/7/23	5,120	5,120
	New Jersey Rutgers State University College & University Revenue VRDO	3.880%	9/1/23	35,550	35,550
					44,870
New York (13.9%)
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	4.000%	9/1/23	21,925	21,925
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.120%	9/7/23	28,500	28,500
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.900%	9/1/23	4,200	4,200
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.050%	9/1/23	29,930	29,930
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.090%	9/7/23	7,700	7,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/1/23	4,100	4,100
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/1/23	24,900	24,900
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/1/23	6,500	6,500
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	9/1/23	4,900	4,900
	New York City Municipal Water Finance Water Revenue VRDO	3.900%	9/1/23	16,325	16,325
	New York City Municipal Water Finance Water Revenue VRDO	4.250%	9/1/23	30,150	30,150
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.150%	9/1/23	5,090	5,090
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.090%	9/7/23	12,895	12,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.970%	9/1/23	28,750	28,750
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.950%	9/7/23	12,000	12,000
[1,2]	New York NY GO TOB VRDO	4.050%	9/1/23	20,500	20,500
[2]	New York NY GO VRDO	3.900%	9/1/23	21,900	21,900
[2]	New York NY GO VRDO	3.900%	9/1/23	9,295	9,295
	New York NY GO VRDO	3.970%	9/1/23	34,725	34,725
[2]	New York NY GO VRDO	3.990%	9/1/23	3,575	3,575
	New York NY GO VRDO	4.050%	9/1/23	18,960	18,960
[2]	New York NY GO VRDO	4.090%	9/7/23	3,100	3,100
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	4.090%	9/7/23	18,120	18,120
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	4.090%	9/7/23	7,500	7,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	9/7/23	10,400	10,400
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.100%	9/7/23	18,100	18,100
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.110%	9/7/23	45,300	45,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.110%	9/7/23	16,700	16,700
					466,040

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (1.1%)
[2,3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.930%	9/1/23	2,200	2,200
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.980%	9/1/23	16,635	16,635
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/7/23	14,500	14,500
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.930%	9/1/23	2,000	2,000
					35,335
Ohio (7.3%)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	4.040%	9/7/23	29,700	29,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	4.050%	9/7/23	4,150	4,150
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/7/23	23,805	23,805
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	30,775	30,775
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/1/23	6,350	6,350
[1,2,6]	Montgomery OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	7,600	7,600
	Ohio GO VRDO	3.850%	9/7/23	1,300	1,300
	Ohio GO VRDO	4.100%	9/7/23	11,580	11,580
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/1/23	16,000	16,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/7/23	13,595	13,595
	Ohio Lease (Appropriation) Revenue VRDO	4.050%	9/7/23	2,750	2,750
	Ohio State University College & University Revenue VRDO	3.850%	9/7/23	11,405	11,405
	Ohio State University College & University Revenue VRDO	4.050%	9/7/23	1,470	1,470
	Ohio State University College & University Revenue VRDO	4.050%	9/7/23	20,220	20,220
	Ohio State University College & University Revenue VRDO	4.140%	9/7/23	32,745	32,745
	Ohio State University College & University Revenue VRDO	4.200%	9/7/23	30,000	30,000
					243,445
Oklahoma (0.2%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	9/7/23	6,270	6,270
Oregon (0.4%)
	Oregon GO VRDO	4.200%	9/1/23	9,585	9,585
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.930%	9/1/23	3,100	3,100
					12,685
Pennsylvania (7.4%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	4.000%	9/1/23	54,570	54,570
	Butler County General Authority Miscellaneous Revenue VRDO	4.050%	9/7/23	5,785	5,785
[2]	Fayette County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.040%	9/7/23	1,000	1,000
[2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	3.900%	9/1/23	1,100	1,100
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	4.100%	9/7/23	8,240	8,240
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	4.100%	9/7/23	3,340	3,340
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	4.100%	9/7/23	800	800

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	4.090%	9/7/23	6,665	6,665
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	4,900	4,900
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	15,000	15,000
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	4.090%	9/7/23	1,835	1,835
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	4.010%	9/7/23	10,380	10,380
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	4.010%	9/7/23	9,650	9,650
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	9/1/23	24,165	24,165
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	9/1/23	46,585	46,585
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	9/1/23	4,200	4,200
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	4.150%	9/1/23	7,500	7,500
[2]	Philadelphia IDA Lease (Appropriation) Revenue VRDO	4.010%	9/7/23	13,655	13,655
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	4.250%	9/1/23	17,665	17,665
	Washington County Authority College & University Revenue VRDO	3.850%	9/7/23	9,200	9,200
					246,235
Rhode Island (0.3%)
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	4.000%	9/7/23	9,080	9,080
South Carolina (0.6%)
[2]	Columbia SC Waterworks & Sewer System Water Revenue VRDO	4.050%	9/7/23	12,130	12,130
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	9/1/23	1,900	1,900
[1,2]	South Corolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/1/23	6,100	6,100
					20,130
South Dakota (0.5%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.130%	9/7/23	16,000	16,000
Tennessee (4.2%)
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	4.000%	9/1/23	5,335	5,335
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	4.000%	9/1/23	10,825	10,825
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	4.000%	9/1/23	14,370	14,370
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	4.000%	9/1/23	12,410	12,410
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	4.000%	9/1/23	3,390	3,390
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	4.250%	9/1/23	69,000	69,000
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	25,005	25,005
					140,335
Texas (12.6%)
	Board of Regents of the University of Texas System CP	3.300%	9/14/23	25,000	24,995
	Board of Regents of the University of Texas System CP	3.550%	9/14/23	13,500	13,498

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	4.000%	9/1/23	21,500	21,500
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	9/1/23	50,600	50,600
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	9/1/23	10,265	10,265
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	9/1/23	11,915	11,915
[1,2]	Harris County Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	9/7/23	16,100	16,100
	Houston Higher Education Finance Corp. College & University Revenue VRDO (Rice University Project)	4.000%	9/6/23	12,110	12,110
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	4.090%	9/7/23	7,295	7,295
	Permanent University Fund - University of Texas System College & University Revenue VRDO	4.000%	9/7/23	13,610	13,610
[1]	San Antonio Water System Water Revenue TOB VRDO	4.150%	9/1/23	14,555	14,555
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	9/7/23	13,200	13,200
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	9/7/23	5,365	5,365
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/1/23	22,085	22,085
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.930%	9/1/23	1,300	1,300
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.130%	9/7/23	3,100	3,100
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.140%	9/7/23	32,865	32,865
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue TOB VRDO	4.150%	9/1/23	1,100	1,100
	Texas GO VRDO	3.950%	9/7/23	20,935	20,935
	Texas GO VRDO	4.150%	9/7/23	6,875	6,875
	Texas GO VRDO	4.150%	9/7/23	11,350	11,350
	Texas GO VRDO	4.250%	9/7/23	52,775	52,775
	Texas GO VRDO	4.300%	9/7/23	18,360	18,360
	Texas GO VRDO	4.300%	9/7/23	15,305	15,305
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	4.070%	9/7/23	19,100	19,100
					420,158
Utah (0.1%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/1/23	3,700	3,700
Virginia (2.0%)
[2]	Fairfax County Economic Development Authority Miscellaneous Revenue VRDO	3.650%	9/7/23	24,615	24,615
	Fairfax County Economic Development Authority Revenue VRDO	4.000%	9/7/23	3,910	3,910
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.150%	9/7/23	5,100	5,100
	Loudoun County Economic Development Authority Industrial Revenue VRDO	4.150%	9/7/23	1,300	1,300
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.950%	9/7/23	1,250	1,250
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	4.150%	9/7/23	1,905	1,905
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	4.200%	9/1/23	27,500	27,500
					65,580

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (1.4%)
[1]	Central Puget Sound Regional Transit Authority Sales Tax Revenue VRDO	4.070%	9/7/23	6,095	6,095
	King County WA GO VRDO	4.000%	9/7/23	3,940	3,940
[1]	King County WA Sewer Revenue TOB VRDO	4.150%	9/1/23	4,310	4,310
[1]	Tacoma WA Sewer Revenue TOB VRDO	4.150%	9/1/23	11,080	11,080
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.090%	9/7/23	6,125	6,125
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.100%	9/7/23	15,210	15,210
					46,760
Wisconsin (1.8%)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	1,800	1,800
[2]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	4.200%	9/1/23	10,255	10,255
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	3,050	3,050
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	2,110	2,110
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	19,500	19,500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	11,740	11,740
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	7,850	7,850
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	9/7/23	4,650	4,650
					60,955
Total Tax-Exempt Municipal Bonds (Cost $3,477,061)					3,477,053
Total Investments (104.1%) (Cost $3,477,061)					3,477,053
Other Assets and Liabilities—Net (-4.1%)					(136,912)
Net Assets (100%)					3,340,141
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $1,043,610,000, representing 31.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,477,061)	3,477,053
Cash	29
Receivables for Investment Securities Sold	1,910
Receivables for Accrued Income	15,259
Total Assets	3,494,251
Liabilities
Payables for Investment Securities Purchased	154,096
Payables to Vanguard	14
Total Liabilities	154,110
Net Assets	3,340,141
At August 31, 2023, net assets consisted of:

Paid-in Capital	3,340,127
Total Distributable Earnings (Loss)	14
Net Assets	3,340,141

Net Assets
Applicable to 33,396,564 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,340,141
Net Asset Value Per Share	$100.01

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	92,346
Total Income	92,346
Expenses
The Vanguard Group—Note B
Management and Administrative	342
Custodian Fees	122
Total Expenses	464
Expenses Paid Indirectly	(122)
Net Expenses	342
Net Investment Income	92,004
Realized Net Gain (Loss) on Investment Securities Sold	43
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8
Net Increase (Decrease) in Net Assets Resulting from Operations	92,055

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,004	17,699
Realized Net Gain (Loss)	43	(11)
Change in Unrealized Appreciation (Depreciation)	8	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,055	17,634
Distributions
Total Distributions	(91,995)	(17,958)
Capital Share Transactions
Issued	16,766,249	16,314,831
Issued in Lieu of Cash Distributions	91,995	17,958
Redeemed	(18,309,333)	(18,194,747)
Net Increase (Decrease) from Capital Share Transactions	(1,451,089)	(1,861,958)
Total Increase (Decrease)	(1,451,029)	(1,862,282)
Net Assets
Beginning of Period	4,791,170	6,653,452
End of Period	3,340,141	4,791,170

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.01	$100.02	$100.02	$100.01	$100.01
Investment Operations
Net Investment Income	2.748	.396	.057	.933	1.569
Net Realized and Unrealized Gain (Loss) on Investments	—	(.005)	—	.010	—
Total from Investment Operations	2.748	.391	.057	.943	1.569
Distributions
Dividends from Net Investment Income	(2.748)	(.396)	(.057)	(.933)	(1.569)
Distributions from Realized Capital Gains	—	(.005)	—	—	—
Total Distributions	(2.748)	(.401)	(.057)	(.933)	(1.569)
Net Asset Value, End of Period	$100.01	$100.01	$100.02	$100.02	$100.01
Total Return	2.78%	0.39%	0.06%	0.95%	1.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,340	$4,791	$6,653	$4,701	$3,289
Ratio of Total Expenses to Average Net Assets	0.01%[1]	0.01%[1]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	2.69%	0.35%	0.05%	0.84%	1.57%
1	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
In July 2023, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations. Most notably, these amendments require institutional prime and institutional tax-exempt money market funds to adopt a mandatory liquidity fee framework. The fund has already implemented certain requirements from the new rules that became effective in October 2023 and the impact was not material to the fund’s financial position or results of operations. The fund is evaluating the impact of the remaining requirements on its operations and financial statement disclosures; these requirements have compliance dates through October 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Municipal Cash Management Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $122,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Municipal Cash Management Fund
At August 31, 2023, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	8
Undistributed Long-Term Gains	14
Net Unrealized Gains (Losses)	(8)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	14
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	91,995	17,717
Ordinary Income*	—	193
Long-Term Capital Gains	—	48
Total	91,995	17,958
*	Includes short-term capital gains, if any.
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,477,061
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(8)
Net Unrealized Appreciation (Depreciation)	(8)
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Municipal Cash Management Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2023, such purchases were $1,051,830,000 and sales were $851,820,000, resulting in net realized gain (loss) of $0.
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2023 Shares (000)	2022 Shares (000)

Issued	167,646	163,124
Issued in Lieu of Cash Distributions	920	180
Redeemed	(183,075)	(181,919)
Net Increase (Decrease) in Shares Outstanding	(14,509)	(18,615)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited) for Vanguard Market Liquidity Fund
The fund hereby designates $1,208,788,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 80.3%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

Tax information (unaudited) for Vanguard Municipal Cash Management Fund
The fund designates 100% of its income dividends as exempt-interest dividends.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT0 102023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2023: $47,000
Fiscal Year Ended August 31, 2022: $45,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2023: $9,326,156
Fiscal Year Ended August 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)            Audit-Related Fees.

Fiscal Year Ended August 31, 2023: $3,295,934
Fiscal Year Ended August 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended August 31, 2023: $1,678,928
Fiscal Year Ended August 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended August 31, 2023: $25,000
Fiscal Year Ended August 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2023: $1,703,928
Fiscal Year Ended August 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 19, 2023

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.